Statements of Condensed Consolidated Equity (Parenthetical) (Common Stock ($0.01 par), USD $)	Sep. 30, 2014	Dec. 31, 2013
Common Stock ($0.01 par)
Common Stock, par value per share	$ 0.01	$ 0.01